Investment in and Advances to Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Other		$ (146)	$ 160
Total	3,829	1,237	1,543
Core Pacific Ltd.
Investments in and Advances to Affiliates [Line Items]
Cinemark-Core Pacific, Ltd. (Taiwan)-investment, at cost-14% interest		$ 1,383	$ 1,383